Non-Recurring Charges, Net - Additional Information (Detail) (USD $)	3 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 4,800,000	$ 5,002,000
Q1 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Lease termination and exit costs		1,000,000
Workforce reductions		4,000,000
Restructuring charges		5,000,000
Q1 Restructuring Plan | Clinical Research
Restructuring Cost and Reserve [Line Items]
Restructuring charges		3,500,000
Q1 Restructuring Plan | Central Laboratory
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1,500,000
Third Quarter 2011 Restructuring Plan | Clinical Research
Restructuring Cost and Reserve [Line Items]
Lease termination and exit costs	900,000
Workforce reductions	3,900,000
Restructuring charges	4,800,000
Third Quarter 2011 Restructuring Plan | Central Laboratory
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0